Write-down and loss on sale of vessels - Additional Information - Asset Impairments (Detail)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2018 vessel	Sep. 30, 2017 vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment				$ 28,837,000	$ 73,712,000	$ 252,656,000
Cancellation option period (in years)				13 years
Write down on vessel				$ 53,693,000	270,743,000	$ 112,246,000
Total vessels and equipment			$ 5,517,133,000	$ 5,517,133,000	5,208,544,000
Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Write down on vessel					$ 113,000,000
Petrojarl Foinaven and Banff FPSO
Property, Plant and Equipment [Line Items]
Discount rate					10.00%
Teekay Offshore
Property, Plant and Equipment [Line Items]
Discount rate					10.00%
Teekay Offshore | Units for Maintenance and Safety | Impaired Asset
Property, Plant and Equipment [Line Items]
Number of vessels | vessel						2
Total vessels and equipment						$ 0
LNG Carriers | Teekay LNG
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	4
LNG Carriers | Teekay LNG | Liquefied Gas Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	7
European Spirit | Teekay LNG | Conventional Tanker Segment
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment			15,700,000
African Spirit [Member] | Teekay LNG | Conventional Tanker Segment
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment			$ 12,800,000
Shuttle Tankers | Teekay Offshore | Petrojarl Foinaven FPSO
Property, Plant and Equipment [Line Items]
Number of vessels | vessel		2